Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State
Foreign	28	14
Deferred:
Federal
State
Foreign	(178)
Provision (benefit) for income taxes	$ (150)	$ 14